Consolidated Balance Sheets (Parentheticals) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Allowance for expected credit losses		$ 410,000
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	15,500,000	12,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	15,500,000	12,000,000
Customers
Allowance for expected credit losses		$ 516,000	$ 223,000
Related Party
Allowance for expected credit losses		59,000
Brokers-dealers and clearing organizations
Allowance for expected credit losses		$ 15,000

[1]	Retrospectively restated for effect of share reorganization (see Note 1)